Loans Receivable	12 Months Ended
Dec. 31, 2012
Loans Receivable
7.	LOANS RECEIVABLE

As of December 31, 2011, loans receivable represent the loans of US$11,109 and US$15,034 to Beijing Pujin Finance Company (“Beijing Pujin”) and Dandong Yuanlong Villa Management Company (“Dandong Yuanlong”), respectively. The loan to Beijing Pujin has a term of six months with an interest rate of 10% per annum. The loan to Dandong Yuanlong has a term of six months with an interest rate of 10% per annum. Beijing Pujin and Dandong Yuanlong are both independent third parties. The loan to Beijing Pujin was pledged by the properties of Beijing JinHuaMing Advertising Company, a third-party, and was collected in full on January 9, 2012. The loan to Dandong Yuanlong was guaranteed by a major shareholder of Dandong Yuanlong and was subsequently collected in full on April 6, 2012.